Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, Illinois 60606

T 312.845.3000
F 312.701.2361
www.chapman.com

March 31, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Volatility Shares Trust; Registration Nos. 333-263619 and 811-23785

Ladies and Gentlemen:

On January 15, 2026, Volatility Shares Trust (the “Registrant”) filed electronically with the U.S. Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 453 to the Registrant’s registration statement under the Securities Act of 1933 (the “Securities Act”) on Form N-1A pursuant to Rule 485(a) under the Securities Act for the purpose of registering the shares of Cardano ETF, 2x Cardano ETF, Chainlink ETF, 2x Chainlink ETF, Stellar ETF and 2x Stellar ETF (the “1x and 2x Funds”), and also the 3x Cardano ETF, 3x Chainlink ETF and 3x Stellar ETF (the “3x Funds”), each a separate series of the Registrant (the “485A Registration Statement Amendment”). On March 31, 2026, the Registrant filed electronically with the Commission Post-Effective Amendment No. 827 to the Registrant’s registration statement under the Securities Act on Form N-1A pursuant to Rule 485(b) under the Securities Act for the purpose of completing the registration of the shares of the 1x and 2x Funds only (the “485B Registration Statement Amendment”).

On behalf of the Registrant, and in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act, this letter serves to certify that the prospectuses and statements of additional information for the 1x and 2x Funds contained in the 485B Registration Statement Amendment do not differ from the prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) of the Securities Act.

The Rule 485B Registration Statement Amendment did not include completed information for the 3x Funds, and the Registrant does not intend to commence operations for the 3x Funds, and the Registrant further intends to cause, on the EDGAR system, the 3x Funds to become inactive as series of the Registrant. At the next quarterly meeting of the Board of Trustees of the Registrant (the “Board”), Volatility Shares LLC, the investment adviser to the 3x Funds, will recommend to the Board that the 3x Funds be terminated as series of the Registrant.

Should you have any questions, please contact me at (312) 845-3484.

Very truly yours,

By:	/s/ Morrison C. Warren
Morrison C. Warren